Related Party Transactions	12 Months Ended
Dec. 31, 2018
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Related Party Transactions

NOTE 30	RELATED PARTY TRANSACTIONS

The Company has a number of related parties with the most significant being Canpotex, key management personnel and post-employment benefit plans.

Accounting Policies	Supporting Information

A person or entity is considered a related party if it is:

•  an associate or joint venture of Nutrien;

•  a member of key management personnel, consisting of the Company’s directors and executives as disclosed in the Company’s 2018 Annual Information Form;

•  a post-employment benefit plan for the benefit of Nutrien employees; or

•  a person that has significant influence over Nutrien.

Sale of Goods

The Company sells potash from its Canadian mines for use outside Canada and the US exclusively to Canpotex. Sales are at prevailing market prices and are settled on normal trade terms. Sales to Canpotex for the year ended December 31, 2018 were $1,657 (2017 – $988). Canpotex’s proportionate sales volumes by geographic area are shown in Note 4.

The receivable outstanding from Canpotex is shown in Note 14 and arose from sale transactions described above. It is unsecured and bears no interest. There are no provisions held against this receivable.

Key Management Personnel Compensation

Compensation to key management personnel was comprised of:

	2018	2017

Salaries and other short-term benefits	$19	$14
Share-based compensation	53	9
Post-employment benefits	3	3
Termination benefits [1]	23	–

	$98	$26

1	Primarily includes costs incurred with respect to departure of five key management personnel in 2018 following completion of the Merger.

Transactions with Post-Employment Benefit Plans

Disclosures related to the Company’s post-employment benefit plans are shown in Note 28.